UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21396
                                                    -----------

                  Excelsior Absolute Return Fund of Funds, LLC
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               (Exact name of registrant as specified in charter)

                              225 High Ridge Road
                               Stamford, CT 06905
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              (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                              225 High Ridge Road
                               Stamford, CT 06905
           ------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (203) 352-4497
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                       Date of fiscal year end: March 31
                                                --------

                    Date of reporting period: December 31, 2005
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ITEM 1.   SCHEDULE OF INVESTMENTS

The Registrant invests substantially all of its assets in Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company"). The percentage of the Company's members' equity owned by the Fund at December 31, 2005 was 86.25%. The Registrant has included the Company's schedule of investments as of December 31, 2005 below. The Company's schedule of investments was also filed on Form N-Q with the Securities and Exchange Commission on February 28, 2006.

                    Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                     Schedule of Investments
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                                                           December 31, 2005

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

                                                                                   % of                        First
                                            First                                Members'    % Ownership     Available
                                          Acquisition                  Fair      Equity -   of Investment   Redemption
Investment Funds                             Date         Cost         Value    Net Assets      Funds          Date *   Liquidity **
------------------------------------------------------------------------------------------------------------------------------------

Fixed Income
--------------
Citadel Wellington, LLC                   12/01/2003  $ 23,750,000  $ 26,445,819    8.78%        0.93%          N/A      Quarterly
Highbridge Capital Corporation- Class A   12/01/2003    11,250,000    12,616,254    4.19%        0.23%          N/A      Quarterly
MKP Opportunity Partners, L.P.            12/01/2003     2,500,000     2,873,286    0.95%        2.34%          N/A       Monthly
MKP Partners, L.P.                        12/01/2003     5,600,000     5,708,096    1.90%        3.15%          N/A      Quarterly
Polygon Global Opportunities Fund, L.P.    8/01/2004    10,200,000    12,119,902    4.02%        3.40%          N/A      Quarterly
Suttonbrook Capital Partners, L.P.        10/01/2004     9,500,000    10,471,535    3.48%        6.04%          N/A      Quarterly
                                                      ------------------------------------
     Strategy Total                                     62,800,000    70,234,892   23.32%
Equity
--------
Cantillon World, L.P.                     12/01/2003     3,050,000     4,202,415    1.40%        0.90%          N/A      Quarterly
Copper Beech Partners II, L.P.            12/01/2003    11,850,000    12,806,777    4.25%        4.72%          N/A      Quarterly
Galleon Diversified Fund, Ltd.- Class E   12/01/2003    12,600,000    13,514,836    4.49%        2.33%          N/A      Quarterly
Glenview Capital Partners, L.P.           12/01/2003    11,300,000    15,980,861    5.31%        4.69%          N/A      Quarterly
Heirloom Qualified Partners, L.P.         12/01/2003    11,350,000    12,306,570    4.09%       10.95%          N/A      Quarterly
Maverick Levered Partners, L.P.            5/01/2004     6,000,000     6,212,183    2.06%        0.83%        5/1/07     Quarterly
North River Partners, L.P.                 7/01/2005     4,000,000     4,204,527    1.40%        0.97%        7/1/06     Quarterly
Shoshone Partners, L.P.                   12/01/2003    10,500,000    14,968,900    4.97%        3.93%          N/A       Annually
The Mako Europe Fund, L.P.                12/01/2003     5,000,000     5,516,248    1.83%       24.32%          N/A       Monthly
                                                      ------------------------------------
     Strategy Total                                     75,650,000    89,713,317   29.80%
Macro/CTA/Short-Term Trading
------------------------------
Bridgewater Pure Alpha Trading Co. Ltd.-
Class B                                    2/01/2004     6,400,000     7,121,939    2.36%        0.13%          N/A       Monthly
Caxton Global Investments (USA) LLC        1/01/2005     9,000,000     9,693,406    3.22%        2.14%         1/1/06    Quarterly
Sunrise Commodities Select Portfolio-
Davco Fund, L.P.                          12/01/2003     7,450,000     7,691,635    2.55%        2.61%          N/A       Monthly
The Capital Fund (Domestic), LLC          12/01/2003     6,750,000     6,808,032    2.26%       13.73%          N/A       Monthly
                                                      ------------------------------------
     Strategy Total                                     29,600,000    31,315,012   10.39%
Event Driven
--------------
Brencourt Multi-Strategy, L.P.             9/01/2005     5,421,521     5,520,711    1.83%        4.35%         3/1/06    Quarterly
Canyon Value Realization Fund, L.P.       12/01/2003    12,500,000    15,511,768    5.15%        0.86%          N/A       Annually
Castlerigg Partners, L.P.                 12/01/2003    16,000,000    18,798,857    6.24%        3.76%          N/A      Quarterly
Empyrean Capital Fund, L.P.                7/01/2004    11,500,000    12,204,736    4.05%        2.32%          N/A      Quarterly
K Capital  II, L.P.                       12/01/2003     5,700,000     4,821,746    1.60%        1.32%          N/A      Quarterly
K Capital Structural Arbitrage
Offshore, L.P.                            10/01/2005     2,800,000     2,852,629    0.95%        0.47%        10/1/07    Quarterly
OZ Europe Domestic Partners II, L.P.      10/01/2005    10,500,000    10,809,324    3.59%       24.20%       12/31/06    Quarterly
York Capital Management, L.P.              7/01/2004    14,500,000    16,876,270    5.60%        3.18%          N/A       Annually
                                                      ------------------------------------
     Strategy Total                                     78,921,521    87,396,042   29.01%
                                                      ------------------------------------
Total Investments in investment funds                 $246,971,521   278,659,263   92.53%
Other Assets, Less Liabilities                                        22,483,402    7.47%
                                                                    ----------------------
Members' Equity - Net Assets                                        $301,142,665  100.00%
                                                                    ======================

*    From original investment date.
**   Available frequency of redemptions after initial lock-up period.
N/A Initial lock-up period has either expired prior to December 31, 2005 or the Investment Fund did not have an intial lock-up period. However specific redemption restrictions may apply.



ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exhange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(a) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certification's required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit I and Exhibit II herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
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By (Signature and Title)*   /s/ James L. Bailey
                         -------------------------------------------------
                           James L. Bailey, Principal Executive Officer
Date February 28, 2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
             --------------------------------------------------------
By (Signature and Title)*   /s/ Robert F. Aufenanger
                         ------------------------------------------------
                           Robert F. Aufenanger, Principal Financial Officer
Date February 28, 2006
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